Business Segment Reporting	12 Months Ended
Dec. 31, 2012
Business Segment Reporting [Abstract]
Business Segment Reporting

(16) Business Segment Reporting

The Company defines its operating segments by product and geography. The Company has two community banks, BOHR and Shore, which provide loan and deposit services through branches located in Virginia, North Carolina, and Maryland. In addition to its banking subsidiaries, the Company has two additional reportable segments: Mortgage and Other. At the end of the third quarter of 2011, the Company sold Gateway Insurance Services, Inc., a wholly-owned subsidiary. Results for Gateway Insurance Services, Inc. in 2011 and 2010 are included in the “Other” segment.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Segment profit and loss is measured by net income prior to corporate overhead allocation. Intersegment transactions are recorded at cost and eliminated as part of the consolidation process. Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities.

The following tables show certain financial information (in thousands) as of and for the years ended December 31, 2012, 2011, and 2010 for each segment and in total.

Year ended December 31, 2012	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$65,024	$—	$55,228	$11,151	$481	$(1,836)
Provision for loan losses	(14,994)	—	(14,560)	(434)	—	—

Net interest income (expense) after provision for loan losses	50,030	—	40,668	10,717	481	(1,836)
Noninterest income (loss)	7,667	(245)	(11,234)	344	18,403	399
Noninterest expense	81,427	(245)	60,242	8,481	11,709	1,240

Income (loss) before provision for income taxes (benefit)	(23,730)	—	(30,808)	2,580	7,175	(2,677)
Provision for income taxes (benefit)	(2,182)	—	(2,182)	—	—	—

Net income (loss)	(21,548)	—	(28,626)	2,580	7,175	(2,677)
Net income attributable to non-controlling interest	3,543	—	—	—	3,543	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(25,091)	$—	$(28,626)	$2,580	$3,632	$(2,677)

Total assets at December 31, 2012	$2,054,092	$(325,700)	$1,750,997	$312,764	$93,856	$222,175

Year ended December 31, 2011	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$71,467	$—	$64,386	$9,188	$155	$(2,262)
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(2,854)	8,578	155	(2,262)
Noninterest income (loss)	4,210	(250)	(10,344)	2,091	8,369	4,344
Noninterest expense	103,676	(250)	80,658	9,736	8,544	4,988

Income (loss) before provision for income taxes	(95,849)	—	(93,856)	933	(20)	(2,906)
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(95,962)	886	(20)	(2,906)
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(95,962)	$886	$(632)	$(2,906)

Total assets at December 31, 2011	$2,166,860	$(258,739)	$1,912,912	$277,267	$68,117	$167,303

Year ended December 31, 2010	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$75,959	$—	$70,324	$8,456	$351	$(3,172)
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(138,028)	5,008	351	(3,172)
Noninterest income (loss)	18,638	—	(1,097)	3,238	11,269	5,228
Noninterest expense	95,332	—	73,675	8,464	8,597	4,596

Income (loss) before provision for income taxes (benefit)	(212,535)	—	(212,800)	(218)	3,023	(2,540)
Provision for income taxes (benefit)	(2,179)	—	(2,146)	(33)	—	—

Net income (loss)	(210,356)	—	(210,654)	(185)	3,023	(2,540)
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(211,339)	—	(210,654)	(185)	2,040	(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	(112,114)	—	—	—	—	(112,114)

Net income (loss) available to common shareholders	$(99,225)	$—	$(210,654)	$(185)	$2,040	$109,574

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,585,880	$330,146	$25,393	$240,363